Equity	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Equity	EQUITY
Share capital
Ordinary shares are classified under shareholders' equity. Any shareholder, regardless of nationality, whose shares are fully paid-in and registered for at least two years, is entitled to double voting rights under the conditions prescribed by law (Article 32 of the Company's bylaws)
At December 31, 2021, 2,347,639 shares have been held for more than two years and entitle their holders to double voting rights (4.71% of the issued share capital).
Changes in share capital in 2021
On February 4, 2021, as a result of share conversion requests in January 2021, a capital increase of €759,327.25 has been recognized, corresponding to the creation of 3,037,309 new shares.
On March 2, 2021, as a result of share conversion requests in February 2021, a capital increase of €664,578.75 has been recognized, corresponding to the creation of 2,658,312 new shares.
On April 6, 2021, as a result of share conversion requests in March 2021, a capital increase of €297,812.50 has been recognized, corresponding to the creation of 1,191,250 new shares.
On September 1, 2021, as a result of share conversion requests in August 2021, a capital increase of €13,750 has been recognized, corresponding to the creation of 55,000 new shares.
The Chief Executive Officer, acting on a decision and delegation from the Board of Directors on December 16, 2021, recognized on December 22, 2021 the execution of a capital increase for the benefit of Ipsen Pharma SAS. 3,985,239 new shares were created (and €28 million was collected from Ipsen Pharma SAS) on this occasion. The share capital was increased accordingly.
At December 31, 2021, the total number of shares comprising the share capital, taking into account the above, was 49,815,489 shares.
At December 31, 2021, the share capital amounts to €12,453,872.25 represented by 49,815,489 fully authorized, subscribed and paid-up shares with a nominal value of €0.25 per share. This number does not include instruments granting access to share capital which have been issued by the Company and granted to certain directors, employees and consultants of the Group including stock options, free shares (AGA) that have not fully vested and share warrants (BSA) or the shares underlying our OCEANE convertible bonds.
At December 31, 2021, the remaining unused authorizations to issue additional share-based compensation or other share-based instruments (stock options, free shares and share warrants) represent a total of 323,125 shares.
Changes in share capital in 2020
On January 26, 2021, the Chief Executive Officer, acting on a decision and delegation from the Board of Directors on November 27, 2019, determined that some of the performance and attendance conditions of the AGA D 2017-2 and AGA D 2018 and all of the AGA S 2017-2 and AGA S 2018 free shares had been satisfied as of December 31, 2020. 29,762 free shares were thus definitively vested and the same number of new shares were created. The share capital was increased accordingly.
At December 31, 2020, the total number of shares comprising the share capital, taking into account the above, was 38,888,379 shares.
Changes in share capital in 2019
The Chairman and CEO, acting on a decision and delegation from the Board of Directors on March 13, 2019, decided on March 26, 2019, in accordance with the 17th and 18th resolutions of the Shareholders Meeting of June 15, 2018, to proceed with a capital increase by offering ordinary shares in the form of American Depositary Shares in the United States and a private placement of ordinary shares in Europe and other countries outside the United States. This transaction led to the issuance of 7,647,500 new shares representing a subscription of a gross amount of €137.6 million. Settlement-delivery took place on March 29, 2019 and the share capital has been increased accordingly. See note 2.1 “Initial Public Offering on the Nasdaq Global Select Market”.
In addition, the Chief Executive Officer, acting on a decision and delegation from the Board of Directors on November 27, 2019, determined on December 16, 2019, with retroactive effect to December 15, 2019, that some of the performance and attendance conditions of the AGA D 2016-1 and AGA D 2016-2 and all of the AGA S 2016-2 free shares had been satisfied as of December 15, 2019. 7,796 free shares were thus definitively vested and the same number of new shares were created. The share capital was increased accordingly.
Finally, the Chief Executive Officer, acting on a decision and delegation from the Board of Directors on November 21, 2017, determined on January 2, 2020, with retroactive effect to December 31, 2019, that some of the performance and attendance conditions of the AGA D 2017-1 and all of the AGA S 2017-1 free shares has been satisfied. As a result, 19,400 free shares definitively vested and the same number of new shares were created and the share capital was increased accordingly.
At December 31, 2019, the total number of shares comprising the share capital, taking into account the above, was 38,858,617 shares.
Retained earnings (accumulated deficit)
In the present consolidated financial statements, the amount of "Retained earnings (accumulated deficit)" for 2020 reflect the April 2021 IFRIC decision on IAS 19 and IAS 38 (see Note 7 "Intangible Assets" and Note 17 "Employee Benefits"), resulting in an increase of €268 in the opening balance sheet for 2020.